Registration Nos. 33-18779
811-5486

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	      X

Pre-Effective Amendment No.

Post-Effective Amendment No.          15       	      X

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	      X

Amendment No.      17       	      X


SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.
(Exact name of Registrant as specified in Charter)

388 Greenwich Street, New York, New York 10013
(Address of principal executive offices) (Zip Code)

          (212) 723-9218
(Registrant's telephone number, including Area Code)

       Christina T. Sydor
Secretary

Smith Barney New Jersey Municipals Fund Inc.
388 Greenwich Street
New York, New York 10013
                       (22nd Floor)
(Name and address of agent for service)

     Approximate Date of Proposed Public Offering:
As soon as possible after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective:

     X             immediately upon filing pursuant to Rule 485(b)
                 on                   pursuant to Rule 485(b)
                 on                  pursuant to Rule 485(a)



The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940.
 Registrant's Rule 24f-2 Notice for the fiscal year ended March 31, 1995 was filed on May 25, 1995.




SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.

FORM N-1A

CROSS REFERENCE SHEET

PURSUANT TO RULE 495(a)

Part A.
Item No.					Prospectus Caption

1. Cover Page					Cover Page

2. Synopsis					Prospectus Summary

3. Condensed Financial Information		Financial Highlights;
						The Fund's Performance

4. General Description of Registrant		Cover Page; Prospectus
Summary;
						Purchase of Shares; Investment Objective
and
						Management Policies; Additional
Information

5. Management of the Fund			Management of the Fund; Distributor;
						Additional Information

6. Capital Stock and Other Securities		Purchase of Shares; Dividends,
Distributions
						and Taxes; Additional Information

7. Purchase of Securities			Purchase of Shares; Valuation of
Shares;
						Redemption of Shares; Exchange Privilege;
						Distributor; Additional Information

8. Redemption or Repurchase			Purchase of Shares; Redemption of
Shares

9. Legal Proceedings				Not Applicable


Part B						Statement of
Item No.					Additional Information Caption

10. Cover					Cover Page

11. Table of Contents				Table of Contents

12. General Information				Additional Information; Distributor

13. Investment Objectives and Policies		Investment Objective and
Management
						Policies

14. Management of the Fund			Management of the Fund; Distributor

15. Control Persons and Principal		Management of the Fund
     Holders of Securities

16. Investment Advisory and Other Services	Management of the Fund;
Distributor

17. Brokerage Allocation			Investment Objective and Management
Policies

18. Capital Stock and Other Securities		Purchase of Shares; Redemption
of Share;
						Taxes

19. Purchase, Redemption and Pricing of	Purchase of Shares; Redemption of
Shares;
     Securities Being Offered			Distributor; Valuation of Shares;
Exchange Privilege

20. Tax Status					Taxes

21. Underwriters				Distributor

22. Calculation of Performance Data		Performance Data

23. Financial Statements			Financial Statements



SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.

PART A

Part A of the Registration Statement is incorporated by reference to Part A of Post-Effective Amendment No. 14 to the Registration Statement as filed with the SEC on June 2, 1995 as Accession No. 0000091155-95-000120 ("Post-Effective Amendment No. 14").




SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.

PART B

Part B of the Registration Statement is incorporated by reference to Part B of Post-Effective Amendment No. 14.





	SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.

	PART C

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:

		Included in Part A:

			Financial Highlights

		Included in Part B:

	The Registrant's Annual Report for the year ended March 31, 1995 and the report of Independent Accountants dated May 10, 1995, are incorporated by reference to the Definitive 30b-1 filed on May 30, 1995 as Accession # 0000091155-95-000114

		Included in Part C:

			Consents of Independent Accountants

(b)	Exhibits

Exhibit No.	Description of Exhibits

		All references are to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 1, 1987 File No. 33-18779 and 811-5486 (the "Registration
Statement").

(1)(a)		Registrant's Articles of Incorporation dated November 12,
1987, Articles of Amendment dated December 15, 1988 to Articles of Incorporation, Articles of Revival dated March 31, 1992 to
Articles of Incorporation, Articles Supplementary dated November
5, 1992 to Articles of Incorporation, and Articles of Amendment dated July 30, 1993, to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement ("Post-Effective Amendment No.12").

(b)		Form of Articles of Amendment dated October 14, 1994 to the
Articles of Incorporation are incorporated by reference to Post-
Effective Amendment No. 13 to the Registration Statement filed on
November 7, 1994 ("Post-Effective Amendment No. 13").

(c)		Form of Articles Supplementary and Form of Articles of Amendment
dated November 7, 1994 to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 13

(2)		Registrant's By-Laws dated November 23, 1987 are incorporated by reference to the Registration Statement.

(3)		Not Applicable.

(4)		Registrant's form of stock certificate is incorporated by
reference to Post-Effective Amendment No. 9 to the Registration
Statement ("Post-Effective Amendment No. 9").

(5)		Investment Advisory Agreement dated July 30, 1993 between the
Registrant and Greenwich Street Advisors is incorporated by reference to Post-Effective Amendment No. 12.

(b)		Form of Transfer of Investment Advisory Agreement dated as of
November 7, 1994, among  Registrant, Mutual Management Corp. and
SBMFM is     incorporated by reference to Post-Effective Amendment
No. 14.

(6)		Form of Distribution Agreement dated July 30, 1993 between the
Registrant and Smith Barney Shearson Inc. is incorporated by reference to Post-Effective Amendment No. 12.

(7)		Not Applicable.

(8)		Custody Agreement between the Registrant and Boston Safe Deposit and Trust Company dated April 1, 1988 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement.

(9)(a)		Transfer Agency Agreement dated August 2, 1993 between the
Registrant and The Shareholder Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 12.

(b)		Form of Administration Agreement dated April 20, 1994 between the
Registrant and Smith, Barney Advisers, Inc. ("SBA") is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement ("Post-Effective Amendment No. 13").

(10)		Opinion of Counsel as to Legality of Securities being Offered is incorporated by reference to Post-Effective Amendment No.
14.

(11)(a)		Consent of Coopers & Lybrand L.L.P. is     incorporated by
reference to Post-Effective Amendment No. 14    .

(b)		Consent of KPMG Peat Marwick LLP is     incorporated by reference
to Post-Effective Amendment No. 14

(12)		Not Applicable.

(13)		Not Applicable.

(14)		Not Applicable.

(15)		Amended and Restated Services and Distribution Plan pursuant to
Rule 12b-1 dated as of November 7, 1994 is incorporated by reference to Post-Effective Amendment No. 13.

(16)		Performance Data is incorporated by reference to Post-Effective
Amendment No. 3 to the Registration Statement filed on May 27,
1989.

(17)		A Financial Data Schedule is filed herein.



(18)		Form of Rule 18f-3(d) Multiple Class Plan of the Registrant is
filed herein.

Item 25.	Persons Controlled by or under Common Control with Registrant

		None

Item 26.	Number of Holders of Securities

			(1)					(2)
							Number of Record Holders
		Title of Class				by Class as of    March 21,
1996

		Common stock, par			Class A 	   3,796
		value $.001 per share			Class B 	   2,090
							Class C       	      129
							Class Y       	         0

Item 27.	Indemnification

		Response to this item is incorporated by reference to Post-Effective Amendment No. 9.

Item 28(a).	Business and Other Connections of Investment Adviser


Investment Adviser - - Smith Barney Mutual Funds Management Inc., formerly known as Smith, Barney Advisers, Inc. ("SBMFM")

SBMFM, through its predecessors, has been in the investment counseling business since 1934 and was incorporated in December 1968 under the laws of the State of Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica
Corporation) ("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of the officer and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-8314).




Item 29.	Principal Underwriter

Smith Barney Inc. ("Smith Barney") currently acts as distributor for Smith Barney Managed Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund,
Smith Barney Aggressive Growth Fund Inc., Smith Barney
Appreciation Fund Inc., Smith Barney Principal Return Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Income Funds, Smith Barney Equity Funds, Smith Barney Investment Funds Inc., Smith Barney Natural Resources Fund Inc. (formerly, Smith Barney Precious Metals and Minerals Fund Inc.), Smith Barney Telecommunications Trust, Smith Barney Arizona Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Fundamental Value Fund Inc., Smith Barney Series Fund, Consulting Group Capital Markets Funds, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Oregon Municipals Fund, Smith Barney Funds, Inc., Smith Barney Muni Funds, Smith Barney World Funds, Inc., Smith Barney Money Funds, Inc., Smith Barney Tax Free Money Fund, Inc., Smith Barney Variable Accounts Funds, Smith Barney U.S. Dollar Reserve Fund (Cayman), Worldwide Special Fund, N.V., Worldwide Securities Limited (Bermuda), Smith Barney International Fund (Luxembourg), Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Concert Series Inc. and various series of unit investment trusts.


	Smith Barney is a wholly owned subsidiary of Smith Barney Holdings Inc. (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica
Corporation).   On June 1, 1994, Smith Barney changed its name from Smith
Barney Shearson Inc. to its current name.  The information required by this
Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).


Item 30.	Location of Accounts and Records

	(1)	Smith Barney New Jersey Municipals Fund Inc.
		388 Greenwich Street
		New York, New York, 10013

	(2)	Smith Barney Mutual Funds Management Inc.
		388 Greenwich Street
		New York, New York 10013

	(3)
		PNC Bank, National Association
		17th and Chestnut Streets
		Philadelphia, PA 19103

	(4)	   First Data Investor      Services Group, Inc.
		One Boston Place
		Boston, Massachusetts 02109


Item 31.	Management Services

		None


Item 32.	Undertakings

		None

Rule 485(b) Certification

		The Registrant hereby certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended.




	SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on
the    28th day of March, 1996.

						SMITH BARNEY NEW JERSEY MUNICIPALS
						FUND INC.



						By: /s/ Heath B. McLendon
						       Heath B. McLendon,
						       Chairman of the Board.


	WITNESS  our hands the date set forth below.

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement and the above Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated.

Signature				Title						Date

/s/ Heath B. McLendon  		Director and Chairman of the Board
	   03/28/96
Heath B. McLendon

/s/ Lewis E. Daidone    			Treasurer (Chief Financial
	   03/28/96
Lewis E. Daidone			and Accounting Officer)

/s/ Alfred J. Bianchetti			Director
	   03/28/96
Alfred J. Bianchetti

/s/ Herbert Barg        			Director
	   03/28/96
Herbert Barg

/s/ Martin Brody        			Director
	   03/28/96
Martin Brody

/s/Burt N. Dorsett          		Director
	   03/28/96
Burt N. Dorsett



Signature				Title						Date


/s/ Dwight B. Crane      			Director
	   03/28/96
Dwight B. Crane

/s/Elliot S. Jaffe                   		Director
	   03/28/96
Elliot S. Jaffe

/s/ Stephen E. Kaufman    		Director
	   03/28/96
Stephen E. Kaufman

/s/ Joseph J. McCann      		Director
	   03/28/96<
Joseph J. McCann

/s/ Cornelius C. Rose, Jr.  		Director


   03/28/96
Cornelius C. Rose, Jr.









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